Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss per share

Basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follow:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to the Yatsen Holding Limited’s shareholders	(2,687,807)	(1,540,734)	(815,371)
Accretion to preferred shares redemption value	(242,209)	-	-
Deemed dividend due to modification of preferred shares	(1,054,220)	-	-
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	(3,984,236)	(1,540,734)	(815,371)

Denominator:
Denominator for basic and diluted calculation—weighted average number of ordinary shares outstanding	833,714,126	2,526,833,201	2,372,728,777
Net loss per ordinary share
—Basic	(4.78)	(0.61)	(0.34)
—Diluted	(4.78)	(0.61)	(0.34)

For the years ended December 31, 2020, 2021 and 2022, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the years prescribed.

	Year ended December 31,
	2020	2021	2022
Shares issuable upon conversion of preferred shares	959,555,911	-	-
Shares issuable upon exercise of share options	113,142,382	209,409,699	280,482,617
Restricted shares become outstanding upon vesting	256,752,927	-	-